UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07729

Hansberger International Series

(Exact name of registrant as specified in charter)

399 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Coleen Downs Dinneen, Esq.

Natixis Distributors, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2810

Date of fiscal year end: December 31

Date of reporting period: March 31, 2011

ITEM 1. SCHEDULE OF INVESTMENTS

PORTFOLIO OF INVESTMENTS – as of March 31, 2011 (Unaudited)

International Value Fund

Shares	Description	Value (†)

Common Stocks – 97.6% of Net Assets

	Australia – 2.7%
20,071	Commonwealth Bank of Australia	$1,087,490
52,408	Westpac Banking Corp.	1,318,655

		2,406,145

	Brazil – 4.9%
53,385	Cia Energetica de Minas Gerais, Sponsored Preference ADR	1,028,729
63,935	Gafisa SA, ADR	820,925
27,859	Petroleo Brasileiro SA, Sponsored Preference ADR	990,109
52,340	Vale SA, Sponsored Preference ADR	1,545,077

		4,384,840

	Canada – 6.7%
28,184	Bank of Nova Scotia	1,729,413
18,034	Canadian National Railway Co.	1,357,419
37,556	Suncor Energy, Inc.	1,684,011
22,382	Teck Resources Ltd., Class B	1,186,694

		5,957,537

	China – 10.9%
932,710	China Construction Bank Corp., Class H	873,189
474,000	China Overseas Land & Investment Ltd.	968,457
243,500	China Shenhua Energy Co. Ltd., Class H	1,147,660
2,173,600	China State Construction International Holdings Ltd., Class H	1,982,110
2,278,000	GOME Electrical Appliances Holdings Ltd.(b)	799,105
955,030	Guangzhou Automobile Group Co. Ltd., Class H	1,165,641
97,500	Ping An Insurance (Group) Co. of China Ltd., Class H	987,771
305,600	Weichai Power Co. Ltd., Class H	1,858,741

		9,782,674

	Denmark – 1.3%
26,756	Vestas Wind Systems A/S(b)	1,161,360

	France – 8.1%
23,523	ArcelorMittal	850,448
17,839	BNP Paribas	1,304,114
19,585	Carrefour SA	865,261
22,613	GDF Suez	922,193
5,699	PPR	872,852
104,745	STMicroelectronics NV	1,299,262
18,442	Total SA	1,123,736

		7,237,866

	Germany – 4.8%
14,440	Adidas AG	907,869
10,322	Bayer AG, (Registered)	797,507
19,107	SAP AG	1,168,590
10,495	Siemens AG, (Registered)	1,435,595

		4,309,561

Shares	Description	Value (†)

Common Stocks – continued

	India – 1.4%
9,386	ICICI Bank Ltd., Sponsored ADR	$467,705
51,230	Sterlite Industries India Ltd., ADR	790,991

		1,258,696

	Italy – 1.2%
44,318	ENI SpA	1,087,448

	Japan – 13.1%
67,000	Asahi Glass Co. Ltd.	842,950
158,000	Bank of Yokohama (The) Ltd.	751,035
28,300	Canon, Inc.	1,217,176
8,800	FANUC Ltd.	1,330,181
75,100	Mitsui & Co. Ltd.	1,344,580
4,100	Nintendo Co. Ltd.	1,114,830
24,200	Shin-Etsu Chemical Co. Ltd.	1,204,442
60,600	Sumitomo Corp.	866,048
186,000	Sumitomo Trust & Banking Co. Ltd. (The)(c)(d)	983,890
44,000	THK Co. Ltd.	1,102,506
13,660	Yamada Denki Co. Ltd.	917,983

		11,675,621

	Korea – 2.2%
17,774	KB Financial Group, Inc.	929,764
1,252	Samsung Electronics Co. Ltd.	1,061,652

		1,991,416

	Mexico – 1.3%
19,865	America Movil SAB de CV, Series L, ADR	1,154,156

	Norway – 1.3%
46,111	Subsea 7 SA	1,163,845

	Russia – 6.3%
33,272	Evraz Group SA, GDR(b)	1,320,898
29,762	Gazprom, Sponsored ADR	962,503
21,170	LUKOIL, Sponsored ADR	1,511,326
35,767	MMC Norilsk Nickel, ADR	945,680
248,801	Sberbank	933,276

		5,673,683

	Singapore – 1.3%
97,600	DBS Group Holdings Ltd.	1,133,127

	South Africa – 1.8%
79,704	MTN Group Ltd.	1,607,601

	Spain – 1.0%
72,738	Banco Santander SA	848,417

	Sweden – 1.9%
49,258	Sandvik AB	929,620
60,743	Telefonaktiebolaget LM Ericsson, Class B	781,510

		1,711,130

Shares	Description	Value (†)

Common Stocks – continued

	Switzerland – 7.5%
66,553	ABB Ltd., (Registered)(b)	$1,598,134
19,509	Credit Suisse Group AG, (Registered)	827,576
8,656	Lonza Group AG, (Registered)	724,713
29,482	Nestle SA, (Registered)	1,688,289
14,367	Novartis AG, (Registered)	777,987
7,566	Roche Holding AG	1,080,162

		6,696,861

	Taiwan – 1.0%
377,893	Taiwan Semiconductor Manufacturing Co. Ltd.	905,531

	United Kingdom – 16.9%
249,839	Barclays PLC	1,121,765
36,699	BHP Billiton PLC	1,452,957
92,964	Eurasian Natural Resources Corp.	1,395,281
38,059	GlaxoSmithKline PLC	725,201
90,997	HSBC Holdings PLC	945,367
106,682	ICAP PLC	902,839
35,509	Kazakhmys PLC	793,011
753,958	Lloyds Banking Group PLC(b)	700,579
265,339	Man Group PLC	1,045,544
45,637	Standard Chartered PLC	1,183,772
153,106	Tesco PLC	935,272
54,489	Unilever PLC	1,659,991
405,207	Vodafone Group PLC	1,154,762
91,034	WPP PLC	1,121,887

		15,138,228

	Total Common Stocks (Identified Cost $69,332,230)	87,285,743

Preferred Stocks – 1.0%

	Germany – 1.0%
14,601	Henkel AG & Co. KGaA (Identified Cost $491,480)	903,750

Principal Amount

Short-Term Investments – 1.2%
$1,077,494	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2011 at 0.000% to be repurchased at $1,077,494 on 4/01/2011 collateralized by $1,160,000 Federal Home Loan Mortgage Corp., 3.310% due 11/10/2020 valued at $1,103,450 including accrued interest(e) (Identified Cost $1,077,494)	1,077,494

	Total Investments – 99.8% (Identified Cost $70,901,204)(a)	89,266,987
	Other assets less liabilities – 0.2%	144,784

	Net Assets – 100.0%	$89,411,771

(†)	Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Forward foreign currency contracts are valued utilizing interpolated prices determined from information provided by an independent pricing service. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Investments in other open-end investment companies are valued at their net asset value each day. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value. At March 31, 2011, approximately 78% of the market value of investments was fair valued pursuant to procedures approved by the Board of Trustees.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At March 31, 2011, the net unrealized appreciation on investments based on a cost of $70,901,204 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$19,694,195
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(1,328,412)

Net unrealized appreciation	$18,365,783

At December 31, 2010, the Fund had a capital loss carryforward of $26,650,299 which expires on December 31, 2017. This amount may be available to offset future realized capital gains, if any, to the extent provided by regulations.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted. The Act modernizes several of the federal income and excise tax provisions related to RICs, and, with certain exceptions, is effective for taxable years beginning after December 22, 2010. Among the changes made are changes to the capital loss carryforward rules allowing for capital losses to be carried forward indefinitely. Rules in effect as of the report date limited the carryforward period to eight years. Capital loss carryforwards generated in taxable years beginning after effective date of the Act must be fully used before capital loss carryforwards generated in taxable years prior to effective date of the Act; therefore, under certain circumstances, capital loss carryforwards available as of the report date, if applicable, may expire unused.

(b)	Non-income producing security.
(c)	Fair valued security by the Fund’s investment adviser. At March 31, 2011 the value of this security amounted to $983,890 or 1.1% of net assets.
(d)	Illiquid security. At March 31, 2011, the value of this security amounted to $983,890 or 1.1% of net assets.
(e)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

ADR/GDR	An American Depositary Receipt or Global Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs and GDRs may be significantly influenced by trading on exchanges not located in the United States.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels list below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•

Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2011, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$2,406,145	$—	$2,406,145
Brazil	4,384,840	—	—	4,384,840
Canada	5,957,537	—	—	5,957,537
China	—	9,782,674	—	9,782,674
Denmark	—	1,161,360	—	1,161,360
France	—	7,237,866	—	7,237,866
Germany	—	4,309,561	—	4,309,561
India	1,258,696	—	—	1,258,696
Italy	—	1,087,448	—	1,087,448
Japan	—	11,675,621	—	11,675,621
Korea	—	1,991,416	—	1,991,416
Mexico	1,154,156	—	—	1,154,156
Norway	—	1,163,845	—	1,163,845
Russia	4,740,407	933,276	—	5,673,683
Singapore	—	1,133,127	—	1,133,127
South Africa	—	1,607,601	—	1,607,601
Spain	—	848,417	—	848,417
Sweden	—	1,711,130	—	1,711,130
Switzerland	—	6,696,861	—	6,696,861
Taiwan	—	905,531	—	905,531
United Kingdom	—	15,138,228	—	15,138,228

Total Common Stocks	17,495,636	69,790,107	—	87,285,743

Preferred Stocks*	—	903,750	—	903,750
Short-Term Investments	—	1,077,494	—	1,077,494

Total	$17,495,636	$71,771,351	$—	$89,266,987

*	Major categories of the Fund’s investments are included above.

Security valued at $1,297,144 was transferred from Level 1 to Level 2 during the period ended March 31, 2011. At December 31, 2010, the security was valued at the market price in the foreign market in accordance with the Fund’s valuation policies; at March 31, 2011, the security was fair valued pursuant to procedures approved by the Board of Trustees. Transfers are recognized as of the beginning of the reporting period.

Industry Summary at March 31, 2011 (Unaudited)

Commercial Banks	18.2%
Metals & Mining	11.4
Oil, Gas & Consumable Fuels	9.6
Machinery	5.8
Wireless Telecommunication Services	4.4
Pharmaceuticals	3.8
Food Products	3.8
Semiconductors & Semiconductor Equipment	3.6
Capital Markets	3.1
Electrical Equipment	3.1
Software	2.6
Trading Companies & Distributors	2.5
Construction & Engineering	2.2
Food & Staples Retailing	2.0
Other Investments, less than 2% each	22.5
Short-Term Investments	1.2

Total Investments	99.8
Other assets less liabilities	0.2

Net Assets	100.0%

Currency Exposure at March 31, 2011 (Unaudited)

United States Dollar	19.8%
Euro	16.0
British Pound	15.8
Japanese Yen	13.1
Hong Kong Dollar	12.1
Swiss Franc	7.5
Australian Dollar	2.7
South Korean Won	2.2
Canadian Dollar	2.0
Other, less than 2% each	8.6

Total Investments	99.8
Other assets less liabilities	0.2

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of March 31, 2011 (Unaudited)

Emerging Markets Fund

Shares	Description	Value (†)

Common Stocks – 98.4% of Net Assets

	Brazil – 16.1%
38,591	Banco Bradesco SA, Sponsored Preference ADR	$800,763
39,928	Banco do Brasil SA	722,673
29,444	Cia Energetica de Minas Gerais, Sponsored Preference ADR	567,386
58,777	Gafisa SA, ADR	754,697
33,995	Hypermarcas SA(b)	449,755
21,942	Itau Unibanco Holding SA, Preference ADR	527,705
18,923	Natura Cosmeticos SA	533,156
45,486	OGX Petroleo e Gas Participacoes SA, Sponsored ADR(b)	559,478
49,082	Petroleo Brasileiro SA, ADR	1,984,385
69,052	Vale SA, Sponsored Preference ADR	2,038,415

		8,938,413

	China – 20.7%
323,000	Anta Sports Products Ltd.	501,390
304,000	Belle International Holdings Ltd.	561,492
1,115,580	China Construction Bank Corp., Class H	1,044,389
58,100	China Mobile Ltd.	536,321
156,000	China National Building Material Co. Ltd., Class H	571,806
280,000	China Overseas Land & Investment Ltd.	572,085
4,750	China Petroleum & Chemical Corp., ADR	477,755
133,000	China Shenhua Energy Co. Ltd., Class H	626,853
686,000	China State Construction International Holdings Ltd., Class H	625,565
504,000	CNOOC Ltd.	1,276,218
242,000	Dongfeng Motor Group Co. Ltd., Class H	411,676
2,530,000	GOME Electrical Appliances Holdings Ltd.(b)	887,505
296,644	Guangzhou Automobile Group Co. Ltd., Class H	362,062
1,273,425	Industrial & Commercial Bank of China Ltd., Class H	1,055,757
69,500	Ping An Insurance (Group) Co. of China Ltd., Class H	704,103
17,600	Tencent Holdings Ltd.	428,839
144,600	Weichai Power Co. Ltd., Class H	879,496

		11,523,312

	Colombia – 1.0%
14,332	Petrominerales Ltd.	543,123

	Egypt – 0.8%
11,517	Orascom Construction Industries	469,716

	India – 7.5%
38,033	Housing Development Finance Corp. Ltd.	595,594
17,757	ICICI Bank Ltd., Sponsored ADR	884,831
12,430	Infosys Technologies Ltd.	902,224
17,581	Larsen & Toubro Ltd.	654,102
32,221	Sterlite Industries India Ltd., ADR	497,492
24,807	Tata Consultancy Services Ltd.	657,556

		4,191,799

Shares	Description	Value (†)

Common Stocks – continued

	Indonesia – 3.0%
81,000	PT Astra International Tbk	$529,768
804,023	PT Bank Mandiri Tbk	627,562
213,500	PT United Tractors Tbk	531,469

		1,688,799

	Korea – 12.1%
1,239	Hyundai Heavy Industries Co. Ltd.	584,274
5,004	Hyundai Motor Co.	924,810
15,807	KB Financial Group, Inc.	826,870
2,563	LG Chem Ltd.	1,072,386
1,924	Lotte Shopping Co. Ltd.	787,754
2,355	Samsung Electronics Co. Ltd.	1,996,957
6,002	Samsung Life Insurance Co. Ltd.	562,602

		6,755,653

	Malaysia – 2.0%
196,500	Bumiputra-Commerce Holdings Bhd	531,638
157,500	Genting Bhd	573,651

		1,105,289

	Mexico – 5.0%
18,265	America Movil SAB de CV, Series L, ADR	1,061,196
15,123	Desarrolladora Homex SAB de CV, ADR(b)	412,102
133,663	Grupo Financiero Banorte SAB de CV	629,296
180,100	Grupo Mexico SAB de CV, Series B	675,312

		2,777,906

	Peru – 0.9%
4,637	Credicorp Ltd.	486,560

	Poland – 1.5%
53,709	Powszechna Kasa Oszczednosci Bank Polski SA	826,183

	Russia – 11.3%
22,528	Evraz Group SA, GDR(b)	894,362
38,605	Gazprom, Sponsored ADR	1,248,486
20,880	LUKOIL, Sponsored ADR	1,490,623
26,126	Mechel, Sponsored ADR	804,419
37,430	MMC Norilsk Nickel, ADR	989,649
229,178	Sberbank	859,668

		6,287,207

	South Africa – 5.7%
18,326	Impala Platinum Holdings Ltd.	529,495
8,781	Kumba Iron Ore Ltd.	620,327
44,862	MTN Group Ltd.	904,851
10,842	Naspers Ltd., N Shares	583,209
35,372	Shoprite Holdings Ltd.	541,948

		3,179,830

	Taiwan – 8.3%
792,694	Chinatrust Financial Holding Co. Ltd.	672,890
207,140	Formosa Plastics Corp.	728,320

Shares	Description	Value (†)

Common Stocks – continued

	Taiwan – continued
151,501	HON HAI Precision Industry Co. Ltd.	$530,100
30,000	HTC Corp.	1,171,794
628,886	Taiwan Semiconductor Manufacturing Co. Ltd.	1,506,976

		4,610,080

	Turkey – 0.7%
80,931	Turkiye Garanti Bankasi A/S	377,614

	United Kingdom – 1.8%
33,761	Eurasian Natural Resources Corp. PLC	506,713
21,958	Kazakhmys PLC	490,381

		997,094

	Total Common Stocks (Identified Cost $42,075,621)	54,758,578

Preferred Stocks – 1.0%

	Brazil – 1.0%
46,633	Banco do Estado do Rio Grande do Sul, Class B (Identified Cost $519,342)	574,112

Principal Amount

Short-Term Investments – 0.4%
$240,044	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2011 at 0.000% to be repurchased at $240,044 on 4/01/2011 collateralized by $255,000 Federal Home Loan Mortgage Corp, 3.500% due 8/18/2020 valued at $247,031 including accrued interest(c) (Identified Cost $240,044)	240,044

	Total Investments – 99.8% (Identified Cost $42,835,007)(a)	55,572,734
	Other assets less liabilities – 0.2%	91,164

	Net Assets – 100.0%	$55,663,898

(†)	Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Forward foreign currency contracts are valued utilizing interpolated prices determined from information provided by an independent pricing service. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Investments in other open-end investment companies are valued at their net asset value each day. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value. At March 31, 2011, approximately 62% of the market value of investments was fair valued pursuant to procedures approved by the Board of Trustees.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At March 31, 2011, the net unrealized appreciation on investments based on a cost of $42,835,007 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$13,593,880
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(856,153)

Net unrealized appreciation	$12,737,727

At December 31, 2010, the Fund had a capital loss carryforward of $6,221,862 which expires on December 31, 2017. At December 31, 2010, post-October currency loss deferrals were $1,761. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted. The Act modernizes several of the federal income and excise tax provisions related to RICs, and, with certain exceptions, is effective for taxable years beginning after December 22, 2010. Among the changes made are changes to the capital loss carryforward rules allowing for capital losses to be carried forward indefinitely. Rules in effect as of the report date limited the carryforward period to eight years. Capital loss carryforwards generated in taxable years beginning after effective date of the Act must be fully used before capital loss carryforwards generated in taxable years prior to effective date of the Act; therefore, under certain circumstances, capital loss carryforwards available as of the report date, if applicable, may expire unused.

(b)	Non-income producing security.
(c)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund's ability to dispose of the underlying securities.

ADR/ GDR	An American Depositary Receipt or Global Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs and GDRs may be significantly influenced by trading on exchanges not located in the United States.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels list below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•

Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2011, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$8,938,413	$—	$—	$8,938,413
China	477,755	11,045,557	—	11,523,312
Colombia	543,123	—	—	543,123
Egypt	—	469,716	—	469,716
India	1,382,323	2,809,476	—	4,191,799
Indonesia	—	1,688,799	—	1,688,799
Korea	—	6,755,653	—	6,755,653
Malaysia	—	1,105,289	—	1,105,289
Mexico	2,777,906	—	—	2,777,906
Peru	486,560	—	—	486,560
Poland	—	826,183	—	826,183
Russia	5,427,539	859,668	—	6,287,207
South Africa	—	3,179,830	—	3,179,830
Taiwan	—	4,610,080	—	4,610,080
Turkey	—	377,614	—	377,614
United Kingdom	—	997,094	—	997,094

Total Common Stocks	20,033,619	34,724,959	—	54,758,578

Preferred Stocks*	574,112	—	—	574,112
Short-Term Investments	—	240,044	—	240,044

Total	$20,607,731	$34,965,003	$—	$55,572,734

*	Major categories of the Fund’s investments are included above.

Security valued at $410,649 was transferred from Level 1 to Level 2 during the period ended March 31, 2011. At December 31, 2010, the security was valued at the market price in the foreign market in accordance with the Fund’s valuation policies; at March 31, 2011, the security was fair valued pursuant to procedures approved by the Board of Trustees. Transfers are recognized as of the beginning of the reporting period.

Industry Summary at March 31, 2011 (Unaudited)

Commercial Banks	20.5%
Oil, Gas & Consumable Fuels	14.8
Metals & Mining	14.6
Semiconductors & Semiconductor Equipment	6.3
Wireless Telecommunication Services	4.5
Automobiles	3.9
Machinery	3.6
Chemicals	3.2
Construction & Engineering	3.1
IT Services	2.8
Specialty Retail	2.6
Insurance	2.3
Communications Equipment	2.1
Household Durables	2.1
Other Investments, less than 2% each	13.0
Short-Term Investments	0.4

Total Investments	99.8
Other assets less liabilities	0.2

Net Assets	100.0%

Currency Exposure at March 31, 2011 (Unaudited)

United States Dollar	31.7%
Hong Kong Dollar	19.8
South Korean Won	12.1
New Taiwan Dollar	8.3
South African Rand	5.7
Indian Rupee	5.0
Brazilian Real	4.1
Indonesian Rupiah	3.0
Mexican Peso	2.3
Malaysian Ringgit	2.0
Other, less than 2% each	5.8

Total Investments	99.8
Other assets less liabilities	0.2

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of March 31, 2011 (Unaudited)

International Growth Fund

Shares	Description	Value (†)

Common Stocks – 97.9% of Net Assets

	Australia – 8.8%
271,976	BHP Billiton Ltd.	$13,054,157
193,674	CSL Ltd.	7,152,668
212,008	Macquarie Group Ltd.	8,013,717
127,293	Rio Tinto Ltd.	11,157,065
144,552	Woodside Petroleum Ltd.	6,998,145
322,850	WorleyParsons Ltd.	10,343,313

		56,719,065

	Belgium – 1.4%
154,358	Anheuser-Busch InBev NV	8,800,225

	Brazil – 5.1%
637,111	Cia Energetica de Minas Gerais, Sponsored Preference ADR	12,277,129
373,684	Itau Unibanco Holding SA, Preference ADR	8,987,100
349,496	Vale SA, Sponsored ADR	11,655,692

		32,919,921

	Canada – 6.5%
149,205	Bank of Nova Scotia	9,155,446
365,665	Cameco Corp.	10,984,576
504,989	Manulife Financial Corp.	8,948,645
281,696	Suncor Energy, Inc.	12,631,249

		41,719,916

	Chile – 1.1%
126,343	Sociedad Quimica y Minera de Chile SA, Sponsored ADR	6,981,714

	China – 11.0%
8,798,000	Agile Property Holdings Ltd.	13,854,277
2,823,050	China Merchants Bank Co. Ltd., Class H	7,803,976
4,370,000	China Resources Land Ltd.	8,173,308
9,238,000	Industrial & Commercial Bank of China Ltd., Class H	7,658,937
77,701	New Oriental Education & Technology Group, Inc., Sponsored ADR(b)	7,775,539
6,136,000	PetroChina Co. Ltd., Class H	9,381,529
738,500	Ping An Insurance (Group) Co. of China Ltd., Class H	7,481,732
361,100	Tencent Holdings Ltd.	8,798,509

		70,927,807

	Denmark – 2.6%
60,042	Novo Nordisk A/S, Class B	7,540,230
213,718	Vestas Wind Systems A/S(b)	9,276,554

		16,816,784

	France – 5.2%
343,096	AXA SA	7,168,674
149,900	BNP Paribas	10,958,387
67,487	Iliad SA	8,085,703
121,200	Total SA, Sponsored ADR	7,389,564

		33,602,328

Shares	Description	Value (†)

Common Stocks – continued

	Germany – 8.5%
152,797	Adidas AG	$9,606,625
231,948	Aixtron SE AG	10,169,165
87,789	Bayer AG, (Registered)	6,782,829
135,196	Bayerische Motoren Werke AG	11,224,479
93,756	Deutsche Boerse AG	7,097,793
46,066	Wacker Chemie AG	10,319,334

		55,200,225

	Hong Kong – 2.3%
1,609,447	Esprit Holdings Ltd.	7,379,315
1,421,075	Li & Fung Ltd.	7,258,245

		14,637,560

	India – 1.2%
47,300	HDFC Bank Ltd., ADR	8,038,162

	Israel – 1.2%
159,000	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	7,977,030

	Italy – 1.7%
203,229	Saipem SpA	10,796,361

	Japan – 9.6%
216,200	Canon, Inc.	9,298,710
76,000	FANUC Ltd.	11,487,924
180,600	Komatsu Ltd.	6,126,971
76,000	SMC Corp.	12,509,058
497,200	Sony Financial Holdings, Inc.	9,851,819
324,900	Toyota Motor Corp.	12,893,413

		62,167,895

	Korea – 1.9%
29,315	Samsung Electronics Co. Ltd., GDR, 144A	12,491,121

	Mexico – 1.2%
265,725	Wal-Mart de Mexico SA de CV, Series V, Sponsored ADR	7,945,178

	Norway – 1.1%
445,787	Telenor ASA	7,336,849

	Russia – 1.5%
307,866	Gazprom, Sponsored ADR	9,956,386

	Sweden – 2.9%
338,851	Atlas Copco AB, Class A	8,998,732
99,033	Millicom International Cellular SA	9,524,004

		18,522,736

	Switzerland – 7.8%
343,493	ABB Ltd., (Registered)(b)	8,248,281
107,797	Adecco SA, (Registered)	7,076,402
132,403	Cie Financiere Richemont SA, Series A	7,634,358
164,233	Credit Suisse Group AG, (Registered)	6,966,795
379,548	Logitech International SA, (Registered)(b)	6,881,205

Shares	Description	Value (†)

Common Stocks – continued

Switzerland – continued
127,707	Nestle SA, (Registered)	$7,313,152
46,014	Roche Holding AG	6,569,203

		50,689,396

	United Kingdom – 15.3%
200,436	Anglo American PLC	10,299,421
799,566	ARM Holdings PLC	7,419,410
449,873	Autonomy Corp. PLC(b)	11,463,873
344,664	BG Group PLC	8,556,437
760,622	British Sky Broadcasting Group PLC	10,066,561
193,099	HSBC Holdings PLC, Sponsored ADR	10,002,528
785,293	Prudential PLC	8,893,182
766,412	Rolls-Royce Group PLC(b)	7,599,406
293,924	Standard Chartered PLC	7,624,054
1,390,728	Tesco PLC	8,495,476
231,752	Vedanta Resources PLC	8,832,920

		99,253,268

	Total Common Stocks (Identified Cost $506,197,529)	633,499,927

Principal Amount

Short-Term Investments – 1.0%
$6,066,279	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2011 at 0.000% to be repurchased at $6,066,279 on 4/01/2011 collateralized by $6,505,000 Federal Home Loan Mortgage Corp., 3.310% due 11/10/2020 valued at $6,187,881 including accrued interest (c) (Identified Cost $6,066,279)	6,066,279

	Total Investments – 98.9% (Identified Cost $512,263,808)(a)	639,566,206
	Other assets less liabilities – 1.1%	7,323,336

	Net Assets – 100.0%	$646,889,542

(†)	Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Forward foreign currency contracts are valued utilizing interpolated prices determined from information provided by an independent pricing service. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Investments in other open-end investment companies are valued at their net asset value each day. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund's investment adviser using consistently applied procedures under the general supervision of the Board of Trustees.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value. At March 31, 2011, approximately 71% of the market value of investments was fair valued pursuant to procedures approved by the Board of Trustees.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At March 31, 2011, the net unrealized appreciation on investments based on a cost of $512,271,619 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$139,170,805
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(11,876,218)

Net unrealized appreciation	$127,294,587

At December 31, 2010, the Fund had a capital loss carryforward of $237,224,859 of which $26,967,110 expires on December 31, 2016 and $210,257,749 expires on December 31, 2017. At December 31, 2010, post-October capital loss deferrals were $1,025,968 and post-October currency loss deferrals were $51,257. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted. The Act modernizes several of the federal income and excise tax provisions related to RICs, and, with certain exceptions, is effective for taxable years beginning after December 22, 2010. Among the changes made are changes to the capital loss carryforward rules allowing for capital losses to be carried forward indefinitely. Rules in effect as of the report date limited the carryforward period to eight years. Capital loss carryforwards generated in taxable years beginning after effective date of the Act must be fully used before capital loss carryforwards generated in taxable years prior to effective date of the Act; therefore, under certain circumstances, capital loss carryforwards available as of the report date, if applicable, may expire unused.

(b)	Non-income producing security.
(c)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2011, the value of Rule 144A holdings amounted to $2,524,642 or 0.4% of net assets.
ADR/ GDR	An American Depositary Receipt or Global Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs and GDRs may be significantly influenced by trading on exchanges not located in the United States.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels list below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•

Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2011, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$56,719,065	$—	$56,719,065
Belgium	—	8,800,225	—	8,800,225
Brazil	32,919,921	—	—	32,919,921
Canada	41,719,916	—	—	41,719,916
Chile	6,981,714	—	—	6,981,714
China	7,775,539	63,152,268	—	70,927,807
Denmark	—	16,816,784	—	16,816,784
France	7,389,564	26,212,764	—	33,602,328
Germany	—	55,200,225	—	55,200,225
Hong Kong	—	14,637,560	—	14,637,560
India	8,038,162	—	—	8,038,162
Israel	7,977,030	—	—	7,977,030
Italy	—	10,796,361	—	10,796,361
Japan	—	62,167,895	—	62,167,895
Korea	12,491,121	—	—	12,491,121
Mexico	7,945,178	—	—	7,945,178
Norway	—	7,336,849	—	7,336,849
Russia	9,956,386	—	—	9,956,386
Sweden	9,524,004	8,998,732	—	18,522,736
Switzerland	6,881,205	43,808,191	—	50,689,396
United Kingdom	20,069,089	79,184,179	—	99,253,268

Total Common Stocks	179,668,829	453,831,098	—	633,499,927

Short-Term Investments	—	6,066,279	—	6,066,279

Total	$179,668,829	$459,897,377	$—	$639,566,206

Security valued at $8,868,957 was transferred from Level 2 to Level 1 during the period ended March 31, 2011. At December 31, 2010, the security was fair valued pursuant to procedures approved by the Board of Trustees; at March 31, 2011, the security was valued at the market price in the foreign market in accordance with the Fund’s valuation policies. Transfers are recognized as of the beginning of the reporting period.

Industry Summary at March 31, 2011 (Unaudited)

Commercial Banks	10.8%
Oil, Gas & Consumable Fuels	10.1
Metals & Mining	8.5
Insurance	6.6
Machinery	6.1
Semiconductors & Semiconductor Equipment	4.6
Pharmaceuticals	4.4
Automobiles	3.7
Real Estate Management & Development	3.4
Energy Equipment & Services	3.3
Electrical Equipment	2.7
Chemicals	2.7
Textiles, Apparel & Luxury Goods	2.7
Food & Staples Retailing	2.5
Diversified Telecommunication Services	2.4
Capital Markets	2.4
Other Investments, less than 2% each	21.0
Short-Term Investments	1.0

Total Investments	98.9
Other assets less liabilities	1.1

Net Assets	100.0%

Currency Exposure at March 31, 2011 (Unaudited)

United States Dollar	24.2%
Euro	15.7
British Pound	13.8
Hong Kong Dollar	12.1
Japanese Yen	9.6
Australian Dollar	8.8
Swiss Franc	6.8
Canadian Dollar	2.8
Danish Krone	2.6
Other, less than 2% each	2.5

Total Investments	98.9
Other assets less liabilities	1.1

Net Assets	100.0%

ITEM 2.	CONTROLS AND PROCEDURES.

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS

(a)(1)	Certification for the Principal Executive Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

(a)(2)	Certification for the Principal Financial Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Hansberger International Series

By:	/s/ David L. Giunta

Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	May 20, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ David L. Giunta

Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	May 20, 2011

By:	/s/ Michael C. Kardok

Name:	Michael C. Kardok
Title:	Treasurer
Date:	May 20, 2011